Shareholder Report, Average Annual Return (Details)			7 Months Ended	12 Months Ended				18 Months Ended	24 Months Ended	33 Months Ended	45 Months Ended	56 Months Ended	60 Months Ended	92 Months Ended	96 Months Ended	98 Months Ended	118 Months Ended	120 Months Ended
		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000116490
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory Market Neutral Income Fund
Average Annual Return, Percent						1.75%							2.13%					3.06%
C000116492
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory Market Neutral Income Fund
Average Annual Return, Percent						6.16%							2.57%					3.05%
Without Sales Load [Member] | C000116490
Average Annual Return [Line Items]
Average Annual Return, Percent						7.92%							3.35%					3.67%
Without Sales Load [Member] | C000116492
Average Annual Return [Line Items]
Average Annual Return, Percent						7.16%							2.57%					3.05%
Without Sales Load [Member] | C000116493
Average Annual Return [Line Items]
Average Annual Return, Percent						8.20%							3.68%					3.99%
Without Sales Load [Member] | C000219860
Average Annual Return [Line Items]
Average Annual Return, Percent						8.12%						3.93%
Without Sales Load [Member] | C000139051
Average Annual Return [Line Items]
Average Annual Return, Percent						12.36%							13.25%					10.62%
Without Sales Load [Member] | C000157586
Average Annual Return [Line Items]
Average Annual Return, Percent						24.36%	[1]						11.07%				6.58%
Without Sales Load [Member] | C000157588
Average Annual Return [Line Items]
Average Annual Return, Percent						12.65%							14.73%						10.15%
Without Sales Load [Member] | C000157589
Average Annual Return [Line Items]
Average Annual Return, Percent						7.14%							12.49%						8.39%
Without Sales Load [Member] | C000180597
Average Annual Return [Line Items]
Average Annual Return, Percent						9.92%							11.52%			11.15%
Without Sales Load [Member] | C000180594
Average Annual Return [Line Items]
Average Annual Return, Percent						10.01%							11.81%		10.92%
Without Sales Load [Member] | C000139053
Average Annual Return [Line Items]
Average Annual Return, Percent						12.36%							8.60%					8.60%
Without Sales Load [Member] | C000139055
Average Annual Return [Line Items]
Average Annual Return, Percent						12.66%							10.12%					9.55%
Without Sales Load [Member] | C000243210
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]					15.93%			20.27%
Without Sales Load [Member] | C000243212
Average Annual Return [Line Items]
Average Annual Return, Percent						1.94%		4.43%
Without Sales Load [Member] | C000255423
Average Annual Return [Line Items]
Average Annual Return, Percent			5.18%
Without Sales Load [Member] | C000261505
Average Annual Return [Line Items]
Average Annual Return, Percent		2.52%
Without Sales Load [Member] | C000261506
Average Annual Return [Line Items]
Average Annual Return, Percent		2.82%
Without Sales Load [Member] | C000210928
Average Annual Return [Line Items]
Average Annual Return, Percent						6.95%							3.38%	3.37%
Without Sales Load [Member] | C000210929
Average Annual Return [Line Items]
Average Annual Return, Percent						6.38%							0.31%	2.16%
Without Sales Load [Member] | C000230774
Average Annual Return [Line Items]
Average Annual Return, Percent						6.89%					0.22%
Without Sales Load [Member] | C000230773
Average Annual Return [Line Items]
Average Annual Return, Percent						7.05%					(0.73%)
Without Sales Load [Member] | C000250755
Average Annual Return [Line Items]
Average Annual Return, Percent				4.55%		5.42%
Without Sales Load [Member] | C000261507
Average Annual Return [Line Items]
Average Annual Return, Percent		0.04%
Without Sales Load [Member] | C000210925
Average Annual Return [Line Items]
Average Annual Return, Percent						15.81%	[3]						15.51% [3]	9.03%
Without Sales Load [Member] | C000210930
Average Annual Return [Line Items]
Average Annual Return, Percent						10.46%							14.73%	8.56%
Without Sales Load [Member] | C000210926
Average Annual Return [Line Items]
Average Annual Return, Percent						29.09%	[4]						12.96%	5.55%
Without Sales Load [Member] | C000210927
Average Annual Return [Line Items]
Average Annual Return, Percent						11.51%							11.24%	4.18%
Without Sales Load [Member] | C000238316
Average Annual Return [Line Items]
Average Annual Return, Percent	[5]					16.35%				23.40%
Without Sales Load [Member] | C000250754
Average Annual Return [Line Items]
Average Annual Return, Percent				14.37%		14.72%
Without Sales Load [Member] | C000250756
Average Annual Return [Line Items]
Average Annual Return, Percent					10.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%							(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%							(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%							(0.73%)					1.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%						(0.83%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.16%							16.64%					13.65%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index
Average Annual Return, Percent						17.73%							11.16%				6.76%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.16%							16.64%						13.57%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.30%							15.96%						12.90%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.16%							16.64%			14.50%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.16%							16.64%		14.27%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.16%							16.64%					13.65%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.66%							16.30%					13.35%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.66%			20.63%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.30%		20.54%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			2.88%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent		1.77%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent		1.77%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%							(0.73%)	1.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%							(0.73%)	1.47%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%					(0.94%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						6.08%					(0.94%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				5.26%		6.08%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.42%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.66%							16.30%	13.82%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent						15.30%							15.96%	13.37%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						16.17%							13.65%	10.26%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Average Annual Return, Percent						16.17%							13.65%	10.26%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						15.16%				24.17%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				14.50%		15.16%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					11.57%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
CEMP US Large Cap 500 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Volatility Weighted Index
CEMP International 500 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International 500 Volatility Weighted Index
Average Annual Return, Percent						24.88%							11.46%				6.94%
CEMP US Large Cap High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent						13.14%							15.19%						10.56%
CEMP US Small Cap High Dividend 100 Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index
Average Annual Return, Percent						7.66%							13.05%						8.82%
Nasdaq Victory Dividend Accelerator Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory Dividend Accelerator Index
Average Annual Return, Percent						10.34%							11.93%			11.55%
Nasdaq Victory US Multi-Factor Minimum Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Multi-Factor Minimum Volatility Index
Average Annual Return, Percent						10.11%							12.17%		11.29%
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Average Annual Return, Percent						12.78%							9.05%					9.03%
CEMP US Large Cap High Div 100 Long/Cash Volatility Weighted
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index
Average Annual Return, Percent						13.14%							10.64%					10.03%
Victory U.S. Large Cap Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory U.S. Large Cap Free Cash Flow Index
Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent						13.70%			14.22%
Victory US Small Cap Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory U.S. Small Cap Free Cash Flow Index
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent						5.54%		4.23%
Russell 1000 Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent			5.46%
Victory Free Cash Flow Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory US Free Cash Flow Growth Index
Average Annual Return, Percent			5.60%
Victory International Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory International Free Cash Flow Index
Average Annual Return, Percent		2.50%
MSCI World ex-USA Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex-USA Value Index
Average Annual Return, Percent		2.31%
Victory International Growth Free Cash Flow Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Victory International Growth Free Cash Flow Index
Average Annual Return, Percent		2.85%
MSCI World ex-USA Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World ex-USA Growth Index
Average Annual Return, Percent		1.80%
Bloomberg Barclays 1-3 Year Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-3 Year Credit Index
Average Annual Return, Percent						6.50%							2.16%	2.58%
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent						6.91%					(0.74%)
Bloomberg Barclays U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Government/Credit Bond Index
Average Annual Return, Percent				5.14%		5.89%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent		0.06%
Nasdaq US 500 Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq US 500 Large Cap Index
Nasdaq Victory US Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Value Momentum Index
Average Annual Return, Percent						16.14%							15.81%	9.28%
Nasdaq US 1300 Small Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq US 1300 Small Mid Cap Index
Nasdaq Victory US Small Mid Cap Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory US Small Mid Cap Value Momentum Index
Average Annual Return, Percent						10.92%							15.16%	8.94%
Nasdaq DM Ex United States Large Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq DM Ex United States Large Mid Cap Index
Nasdaq Victory International Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory International Value Momentum Index
Average Annual Return, Percent						29.62%							13.48%	5.97%
Nasdaq Emerging Market Large Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Emerging Market Large Mid Cap Index
Nasdaq Victory Emerging Market Value Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Victory Emerging Market Value Momentum Index
Average Annual Return, Percent						12.88%							12.78%	5.37%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.